Consolidated Statement of Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Net loss for the year	$ (3,056,649)	$ (755,260)
Components of Other Comprehensive Income not to be reclassified to profit or loss
Revaluation surplus of property, plant and equipment	308,585	53,783
Income tax (Note 5)	(76,334)	(16,135)
Net revaluation surplus of property, plant and equipment	232,251	37,648
Income from equity instruments at fair value through other comprehensive income	1,042	12,176
Income tax (Note 5)	(313)	(4,261)
Net income from equity instruments at fair value through other comprehensive income	729	7,915
Total Other Comprehensive Income not to be reclassified to profit or loss	232,980	45,563
Components of Other Comprehensive Income to be reclassified to profit or loss
Income from financial instruments at fair value through other comprehensive income	11,932	2,007
Income tax (Note 5)	(3,338)	(688)
Net income from financial instruments at fair value through other comprehensive income	8,594	1,319
Other Comprehensive Income to be reclassified to profit or loss	8,594	1,319
Other Comprehensive Income	241,573	46,882
Other comprehensive income attributable to parent company	241,322	46,869
Other comprehensive income attributable to non-controlling interest	251	13
Comprehensive income for the year	(2,815,076)	(708,378)
Comprehensive loss for the year attributable to owners of the parent company	(2,786,681)	(707,501)
Comprehensive loss for the year attributable to non-controlling interest	$ (28,395)	$ (877)